Loss per Share (Tables)	9 Months Ended
Sep. 30, 2018
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:

	September 30,
	2018	2017

Net loss	(17,872)	(3,119)

Weighted average common shares outstanding – basic	36,974,075	35,591,170
Net loss per common share – basic	$(0.48)	$(0.09)